Shareholder Report, Line Graph (Details) 197191_Pacer Trendpilot Fund of Funds ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 03, 2019	Apr. 30, 2026
Pacer Trendpilot® Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Trendpilot® Fund of Funds ETF NAV
Accumulated Value	$ 13,341	$ 12,832	$ 11,417	$ 11,226	$ 11,925	$ 9,463	$ 10,000	$ 15,549
Pacer Trendpilot Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Trendpilot® Fund of Funds Index
Accumulated Value	14,124	13,498	11,913	11,660	12,195	9,559	10,000	$ 16,571
S&P Global 1200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Accumulated Value	18,789	16,713	14,103	13,583	14,017	9,639	10,000	$ 24,886
FTSE All-World Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE All-World Total Return Index
Accumulated Value	$ 18,061	$ 16,056	$ 13,625	$ 13,281	$ 13,980	$ 9,547	$ 10,000	$ 23,731